Expense Example, No Redemption - PIMCO Real Return Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	460	642	839	1,407	139	434	750	1,646